Summary of Deductible Temporary Differences for Which No Deferred Tax Assets Recognized (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Disclosure Of Income Tax [Abstract]
Non-capital losses	$ 22,652	$ 22,386	$ 9,341
Marketable securities	2,503	2,704	759
Other deferred tax assets	3,853	4,294	1
Deducted temporary differences recognized	$ 29,008	$ 29,384	$ 10,101